Inventories (Tables)	4 Months Ended	12 Months Ended
	Aug. 31, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2024
USD
Financial assets
At amortised cost
Cash on hand	1
Financial liabilities
At amortised cost
Other payable and accrued expense	6,303

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements

	2024	2023
	USD	USD

Statement of financial position
Current assets, representing total assets	3,354,690	-

Current liabilities, representing total liabilities	(593,538)	-

Net assets of the associate	2,761,152	-

Statement of comprehensive income
Profit for the financial period	21,809	-

Share of profit of the associate	8,742	-

Schedule of inventories

	2024	2023
	USD	USD

At cost:
Trading
Chemical reagents and products	188,400	210,269
Medical substances and chemical stocks	49,854	72,264

	238,254	282,533

Consumables
Beauty and healthcare product	82,545	46,040

Work-in-progress
Stem cells	43,338	88,836

	364,137	417,409

Alps Global Holding Berhad [Member] | Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of financial information represents the amount in the financial statements
	2024	2023
	USD	USD

Proportion of net assets of the associate	1,118,421	-
Exchange differences	(154)	-

Carrying amount of the Group’s interest in associate	1,118,267	-